Fair Value	6 Months Ended
Sep. 30, 2025
Fair Value [Abstract]
Fair Value

7. Fair Value

The following table presents information about the Company’s assets by major category measured at fair value on a recurring basis as of September 30, 2025 and March 31, 2025, and indicates the fair value hierarchy of the valuation technique utilized by the Company to determine such fair value. Assets measured at fair value on a recurring basis as of September 30, 2025 and March 31, 2025:

	As of September 30, 2025
	Carrying	Fair Value
	Value	Level 1	Level 2	Level 3	Total
Assets:
Securities owned, equities at fair value	$904,464	$904,464	$-	$-	$904,464
Securities owned, foreign currency forward contracts	(65,726)	-	(65,726)	-	(65,726)
US Treasury notes	986,289	986,289	-	-	986,289
Total assets at fair value	$1,825,027	$1,890,753	$(65,726)	$-	$1,825,027

	As of March 31, 2025
	Carrying	Fair Value
	Value	Level 1	Level 2	Level 3	Total
Assets:
Securities owned, at fair value	$531,189	$531,189	$-	$-	$531,189
Foreign currency forward contracts	(50,669)	-	(50,669)	-	(50,669)
US Treasury notes	968,398	968,398	-	-	968,398
Total assets at fair value	$1,448,918	$1,499,587	$(50,669)	$-	$1,448,918

There was no transfer between any levels during the six months ended September 30, 2025 and 2024.